Trade and other payables	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Trade and other payables

18.	Trade and other payables

	(Unaudited) June 30, 2026 S$	(Audited) December 31, 2025 S$
Trade payables
- Third parties	107,460	59,168

Other payables
- Accruals	333,742	353,243
- Contract liabilities	68,595	19,447
- Other payables (Note i)	40,425	43,091
	442,762	415,781

Total trade and other payables	550,222	474,949

Trade and other payables are non-interest bearing and are normally settled on 30 days’ terms.

Note

i)	The amounts due to the directors of S$Nil (2025: S$3,654) are included in the other payables. The amounts due to directors are unsecured, interest-free, and repayable on demand.